INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Oct. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investment remaining percentage					80.00%
Equity Method Investment Less Impairment ,At Cost		$ 37,125	$ 11,987
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		0	464	$ 0
Deconsolidation, Gain (Loss), Amount		$ 14,514	$ 0	$ 0
Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Investment Ownership Percentage					20.00%
Beijing Hollycon Medicine Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Less Impairment ,At Cost	$ 22,737
Sale of Stock, Consideration Received on Transaction	$ 30,943
Equity Method Investment, Percentage Sold	0.60%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 464
Sale of Stock, Percentage of Ownership before Transaction	51.00%
Sale of Stock, Percentage of Ownership after Transaction	30.00%
Deconsolidation, Gain (Loss), Amount	$ 14,514
Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage						60.00%